UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
December 31, 2014

Franklin California Tax-Free Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
State Update and Municipal
Bond Market Overview	3
Franklin California
Insured Tax-Free Income Fund	5
Franklin California Intermediate-Term
Tax-Free Income Fund	11
Franklin California
Tax-Exempt Money Fund	17
Financial Highlights and
Statements of Investments	20
Financial Statements	46
Notes to Financial Statements	50
Shareholder Information	59

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1

Semiannual Report

State Update and Municipal Bond Market Overview

California’s large and diverse economy improved during the period under review. Employment has been growing at a higher rate than the nation’s because of continued growth in high technology employment and a recovery in the construction industry. The state’s unemployment rate declined from 7.6% to 7.0% during the period, approximating the national trend, but was still higher than the 5.6% national rate by period-end.1 The housing market in California appeared to be rebounding as median sales prices of existing single-family homes rose year-over-year in the third quarter of 2014. The state has several potential economic advantages, such as a well-educated workforce, the ability to attract venture capital, and a leading role in the growing biotechnology and alternative energy industries. California residents also have somewhat higher income than the national average.

Due to stronger-than-expected revenue growth, California produced better-than-budgeted results in fiscal year 2014 (ended June 30). The state closed its 2014 fiscal year in its strongest fiscal position of the past decade. The enacted budget for fiscal year 2015 was expected to further pay down budgetary deferrals and to add to the state’s budget stabilization fund, the first time a deposit has been made to this fund in several years. Passage of Proposition 2 by voters in November was expected to further bolster state budget reserves and simplify passage of future budgets. California’s net tax-supported debt was $2,465 per capita and 5.3% of personal income, compared with the $1,054 and 2.6% national medians.2

Independent credit rating agency Standard & Poor’s (S&P) upgraded California’s general obligation bond rating to A+ with a stable outlook.3 The rating and outlook reflected S&P’s view of the state’s improved financial governance after voter approval of Proposition 2. The proposition amended California’s constitution to require ongoing funding of the state’s budget stabilization account and to allow a simple majority vote for budget approval. S&P also cited California’s large and diverse economy, improved cash position, and recent commitment to align current revenues and expenses and to pay off debts. However, S&P noted some challenges, including California’s highly volatile tax revenue structure, the potential for budgetary balance to erode when voter-approved tax increases fully expire in 2018, and large retirement benefit and budgetary liabilities.

For the six months ended December 31, 2014, municipal bond market performance remained strong as prices rose. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +2.88% total return for the period.4 In comparison, the Barclays U.S. Treasury Index posted a +2.28% six-month return.4

A decline in issuance contributed to municipal market strength throughout this reporting period. The decreased supply did not dampen individual or institutional investor appetite as buyers found attractive the higher relative yields offered by this asset class. Investors seeking tax-free income seemed to recognize the value municipal bonds offered despite current, low interest rates. Throughout the period, demand for tax-exempt income remained strong, and municipal bond fund inflows reversed the outflows of the prior year.

During its October meeting, the Federal Reserve Board (Fed) announced the end of its 25-month-long, $1.7 trillion bond-buying program. Economic data during this reporting period continued to indicate positive trends, with the Fed noting substantial improvement in the labor market outlook. In spite of this, the Fed reiterated that rates may remain low for the near future. This apparent commitment to lower interest rates combined with lower levels of new-issue municipal bond supply compared with the previous year helped support a rise in municipal bond prices during the reporting period.

Certain credit events continued to challenge the municipal bond market during the period under review. In July, independent credit rating agencies Standard & Poor’s, Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt for the second time in 2014. The City of Detroit, Michigan, after filing for the largest municipal bankruptcy in U.S. history, exited bankruptcy protection in December. Detroit faced the daunting task of rebuilding

1. Source: Bureau of Labor Statistics.
2. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
3. This does not indicate S&P’s rating of the Fund.
4. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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STATE UPDATE AND MUNICIPAL BOND MARKET OVERVIEW

investor confidence. In addition, reports from rating agencies and research organizations mentioned underfunded pensions that could affect the fiscal stability of several states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

On June 28, 2014, Puerto Rico Governor Alejandro Garcia Padilla signed into law the Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, is not eligible to file for bankruptcy under chapter 9 of the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. At period-end, no Puerto Rico public corporation had filed to reorganize under the act. Market reaction to the new law increased volatility in Puerto Rico bonds.

Franklin Templeton also joined a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin California Insured Tax-Free Income Fund

We are pleased to bring you Franklin California Insured Tax-Free Income Fund’s semiannual report for the period ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in insured municipal securities that pay interest free from such taxes.1,2

Credit Quality Breakdown*

12/31/14

% of Total
Ratings	Long-Term Investments
AAA	4.18%
AA	75.88%
A	7.95%
BBB	7.28%
Refunded	2.93%
Not Rated	1.78%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest).
The Below Investment Grade category consists of bonds rated below BBB-. The
Refunded category generally consists of refunded bonds secured by U.S. govern-
ment or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.79 on June 30, 2014, to $13.10 on December 31, 2014. The Fund’s Class A shares paid dividends totaling 26.82 cents per share for the same period.3 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.89%, based on an annualization of December’s 4.43 cent per share dividend and the maximum offering price of $13.68 on December 31, 2014. An investor in the 2014 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.91% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

7/1/14–12/31/14

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
July	4.51	3.91	4.61
August	4.51	3.91	4.61
September	4.51	3.90	4.61
October	4.43	3.82	4.53
November	4.43	3.82	4.53
December	4.43	3.81	4.54
Total	26.82	23.17	27.43

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.
3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 23.

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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Portfolio Breakdown

12/31/14

% of Total
Long-Term Investments*
General Obligation	30.1%
Transportation	18.4%
Hospital & Health Care	14.1%
Subject to Government Appropriations	12.2%
Utilities	7.7%
Tax-Supported	6.5%
Refunded	5.8%
Higher Education	3.2%
Housing	1.0%
Other Revenue	1.0%

*Does not include short-term investments and other net assets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	6/30/14		Change
A (FRCIX)	$13.10	$12.79	+$	0.31
C (FRCAX)	$13.29	$12.96	+$	0.33
Advisor (FZCAX)	$13.12	$12.81	+$	0.31

Distributions (7/1/14–12/31/14)
Dividend
Share Class	Income
A	$0.2682
C	$0.2317
Advisor	$0.2743

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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 12/31/14

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]	Operating Expenses[3]
A					0.61%
6-Month	+	4.56%	+	0.10%
1-Year	+	13.00%	+	8.17%
5-Year	+	36.54%	+	5.50%
10-Year	+	59.61%	+	4.33%
C					1.16%
6-Month	+	4.37%	+	3.37%
1-Year	+	12.45%	+	11.45%
5-Year	+	32.93%	+	5.86%
10-Year	+	51.19%	+	4.22%
Advisor[4]					0.51%
6-Month	+	4.60%	+	4.60%
1-Year	+	13.08%	+	13.08%
5-Year	+	37.24%	+	6.54%
10-Year	+	60.73%	+	4.86%

		Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Distribution Rate[5]	Distribution Rate[6]	Standardized Yield[7]	Standardized Yield[6]
A	3.89%	7.91%	2.33%	4.74%
C	3.44%	7.00%	1.87%	3.80%
Advisor	4.15%	8.44%	2.54%	5.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
4. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+52.26% and +7.06%.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 12/31/14.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/14 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The 30-day standardized yield for the 30 days ended 12/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 7/1/14	Value 12/31/14	Period* 7/1/14–12/31/14
A
Actual	$1,000	$1,045.60	$3.09
Hypothetical (5% return before expenses)	$1,000	$1,022.18	$3.06
C
Actual	$1,000	$1,043.70	$5.98
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90
Advisor
Actual	$1,000	$1,046.00	$2.63
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.60

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.59%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

10 | Semiannual Report franklintempleton.com

Franklin California Intermediate-Term Tax-Free Income Fund

We are pleased to bring you Franklin California Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years.

Credit Quality Breakdown*

12/31/14

% of Total
Ratings	Long-Term Investments
AAA	16.74%
AA	52.63%
A	15.81%
BBB	10.01%
Below Investment Grade	0.72%
Refunded	1.96%
Not rated	2.13%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest).
The Below Investment Grade category consists of bonds rated below BBB-. The
Refunded category generally consists of refunded bonds secured by U.S. govern-
ment or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.02 on June 30, 2014, to $12.19 on December 31, 2014. The Fund’s Class A shares paid dividends totaling 17.86 cents per share for the same period.2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.82%, based on an annualization of December’s 2.93 cent per share dividend and the maximum offering price of $12.47 on December 31, 2014. An investor in the 2014 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.74% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

7/1/14–12/31/14

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
July	3.04	2.50	3.14
August	3.04	2.50	3.14
September	2.99	2.43	3.10
October	2.93	2.37	3.04
November	2.93	2.37	3.04
December	2.93	2.36	3.03
Total	17.86	14.53	18.49

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 34.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Portfolio Breakdown

12/31/14

% of Total
Long-Term Investments*
Utilities	24.1%
General Obligation	18.6%
Tax-Supported	14.1%
Subject to Government Appropriations	13.8%
Transportation	8.5%
Higher Education	7.5%
Hospital & Health Care	7.1%
Refunded	3.0%
Other Revenue	1.9%
Housing	1.4%

*Does not include short-term investments and other net assets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s Investor’s

Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as they are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12 | Semiannual Report franklintempleton.com

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	6/30/14		Change
A (FKCIX)	$12.19	$12.02	+$	0.17
C (FCCIX)	$12.23	$12.06	+$	0.17
Advisor (FRCZX)	$12.21	$12.04	+$	0.17

Distributions (7/1/14–12/31/14)
Dividend
Share Class	Income
A	$0.1786
C	$0.1453
Advisor	$0.1849

franklintempleton.com Semiannual Report | 13

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 12/31/14

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]	Operating Expenses[3]
A					0.63%
6-Month	+	2.92%	+	0.57%
1-Year	+	8.34%	+	5.88%
5-Year	+	29.05%	+	4.75%
10-Year	+	50.86%	+	3.96%
C					1.18%
6-Month	+	2.63%	+	1.63%
1-Year	+	7.72%	+	6.72%
5-Year	+	25.55%	+	4.66%
10-Year	+	42.91%	+	3.63%
Advisor[4]					0.53%
6-Month	+	2.97%	+	2.97%
1-Year	+	8.43%	+	8.43%
5-Year	+	29.73%	+	5.34%
10-Year	+	51.95%	+	4.27%

		Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Distribution Rate[5]	Distribution Rate[6]	Standardized Yield[7]	Standardized Yield[6]
A	2.82%	5.74%	1.57%	3.19%
C	2.32%	4.72%	1.04%	2.12%
Advisor	2.98%	6.06%	1.72%	3.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
4. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+44.60% and +6.16%.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
12/31/14.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/14 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The 30-day standardized yield for the 30 days ended 12/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

franklintempleton.com Semiannual Report | 15

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 7/1/14	Value 12/31/14	Period* 7/1/14–12/31/14
A
Actual	$1,000	$1,029.20	$3.22
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$1,026.30	$6.03
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor
Actual	$1,000	$1,029.70	$2.71
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

16 | Semiannual Report franklintempleton.com

Franklin California Tax-Exempt Money Fund

This semiannual report for Franklin California Tax-Exempt Money Fund covers the period ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consis tent with prudent investment management and preservation of capital and liquidity.1 The Fund’s portfolio invests at least 80% of its total assets in securities that pay interest free from such taxes. The Fund tries to maintain a stable $1.00 share price.

An investment in the Fund is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Overview

In an effort to promote continued economic recovery, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the six-month period under review, which affected money market portfolio yields. As a result, Franklin California Tax-Exempt Money Fund’s seven-day effective yield was unchanged at 0.00% from June 30, 2014, through December 31, 2014.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Portfolio Breakdown
12/31/14
% of Total
Investments
Variable Rate Notes	92.6%
Notes and Bonds	4.9%
Tax-Exempt Commercial Paper	2.5%

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund’s total assets in high-quality, short-term municipal securities whose interest is free from federal and California state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Performance Summary1
Symbol: FCLXX
12/31/14

Seven-day effective yield[2]	0.00%
Seven-day annualized yield	0.00%
Seven-day annualized yield (without waiver)	-0.51%
Taxable equivalent yield[3]	0.00%
Total annual operating expenses[4]	0.53%

1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.

2. Seven-day effective yield assumes the compounding of daily dividends, if any.

3. Taxable equivalent yield assumes the published rates as of 12/29/14 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.

4. The figure is as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 12/31/14. The Fund’s average weighted life and average weighted maturity were each 15 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 44.

franklintempleton.com Semiannual Report | 17

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

Manager’s Discussion

During the period under review, short-term municipal bond yields remained relatively low as the Federal Open Market Committee kept rates unchanged, maintaining the federal funds target rate in a range of 0% to 0.25% and the discount rate at 0.75%. In addition, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin California Tax-Exempt Money Fund, also stayed relatively low. The SIFMA rate ranged from a high during the reporting period of 0.06% on July 23, 2014, to a low of 0.03%, which occurred first on October 1, 2014, and reached that level two more times. The SIFMA rate ended the period at 0.03%.2

During the period, variable rate demand note (VRDN) issuance was extremely low compared to recent years, and demand for well-structured VRDNs supported low rates. Franklin California Tax-Exempt Money Fund continued to be very selective in purchasing securities we regard as high quality. In this environment, the Fund’s yield remained at 0.00% for the period.

During the review period, the Fund participated in several issues including California State Revenue Anticipation Notes, Los Angeles Department of Water and Power VRDN and Sacramento Municipal Utility District VRDN.

Thank you for your continued participation in Franklin California Tax-Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: SIFMA
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
	Value 7/1/14	Value 12/31/14	Period* 7/1/14–12/31/14
Actual	$1,000	$1,000.00	$0.20
Hypothetical (5% return before expenses)	$1,000	$1,025.00	$0.20

*Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.04%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com Semiannual Report | 19

FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights
Franklin California Insured Tax-Free Income Fund
	Six Months Ended
	December 31, 2014			Year Ended June 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.79	$12.33	$12.72	$11.76	$12.07	$11.45
Income from investment operations[a]:
Net investment income[b]	0.27	0.54	0.50	0.54	0.55	0.55
Net realized and unrealized gains
(losses)	0.31	0.44	(0.39)	0.96	(0.31)	0.62
Total from investment operations	0.58	0.98	0.11	1.50	0.24	1.17
Less distributions from net investment
income	(0.27)	(0.52)	(0.50)	(0.54)	(0.55)	(0.55)
Net asset value, end of period	$13.10	$12.79	$12.33	$12.72	$11.76	$12.07

Total return[c]	4.56%	8.22%	0.71%	12.96%	2.08%	10.33%

Ratios to average net assets[d]
Expenses	0.59%	0.60%	0.60%	0.60%	0.61%	0.61%
Net investment income	4.07%	4.38%	3.88%	4.34%	4.63%	4.60%

Supplemental data
Net assets, end of period (000’s)	$1,534,634	$1,543,271	$1,777,179	$1,884,339	$1,715,495	$1,899,692
Portfolio turnover rate	1.12%	12.17%	15.99%	11.93%	12.49%	14.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

20 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin California Insured Tax-Free Income Fund (continued)
	Six Months Ended
	December 31, 2014			Year Ended June 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.96	$12.50	$12.88	$11.90	$12.21	$11.57
Income from investment operations[a]:
Net investment income[b]	0.23	0.48	0.44	0.47	0.49	0.49
Net realized and unrealized gains
(losses)	0.33	0.43	(0.40)	0.98	(0.32)	0.63
Total from investment operations	0.56	0.91	0.04	1.45	0.17	1.12
Less distributions from net investment
income	(0.23)	(0.45)	(0.42)	(0.47)	(0.48)	(0.48)
Net asset value, end of period	$13.29	$12.96	$12.50	$12.88	$11.90	$12.21

Total return[c]	4.37%	7.51%	0.22%	12.35%	1.49%	9.79%

Ratios to average net assets[d]
Expenses	1.15%	1.16%	1.15%	1.15%	1.16%	1.16%
Net investment income	3.51%	3.82%	3.33%	3.79%	4.08%	4.05%

Supplemental data
Net assets, end of period (000’s)	$198,669	$201,878	$269,209	$283,985	$234,494	$252,630
Portfolio turnover rate	1.12%	12.17%	15.99%	11.93%	12.49%	14.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 21

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin California Insured Tax-Free Income Fund (continued)
	Six Months Ended
	December 31, 2014			Year Ended June 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.81	$12.35	$12.74	$11.77	$12.08	$11.45
Income from investment operations[a]:
Net investment income[b]	0.27	0.55	0.52	0.55	0.56	0.56
Net realized and unrealized gains
(losses)	0.31	0.44	(0.40)	0.97	(0.31)	0.63
Total from investment operations	0.58	0.99	0.12	1.52	0.25	1.19
Less distributions from net investment
income	(0.27)	(0.53)	(0.51)	(0.55)	(0.56)	(0.56)
Net asset value, end of period	$13.12	$12.81	$12.35	$12.74	$11.77	$12.08

Total return[c]	4.60%	8.29%	0.81%	13.14%	2.17%	10.52%

Ratios to average net assets[d]
Expenses	0.50%	0.51%	0.50%	0.50%	0.51%	0.51%
Net investment income	4.16%	4.47%	3.98%	4.44%	4.73%	4.70%

Supplemental data
Net assets, end of period (000’s)	$49,731	$46,439	$62,163	$56,993	$41,213	$10,960
Portfolio turnover rate	1.12%	12.17%	15.99%	11.93%	12.49%	14.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

22 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2014 (unaudited)

Franklin California Insured Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 94.8%
California 94.8%
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging,
Series A, California Mortgage Insured, 5.65%, 8/15/38	$9,000,000	$10,094,490
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,501,390
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,870,680
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
Series A, AMBAC Insured,
5.25%, 10/01/21	64,660,000	69,171,975
5.45%, 10/01/25	25,000,000	26,718,500
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B,
NATL RE, FGIC Insured, zero cpn., 9/01/27	3,035,000	1,896,723
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,
8/01/32	3,355,000	1,519,345
8/01/33	3,610,000	1,548,618
2/01/34	3,345,000	1,389,613
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	10,049,016
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	16,126,388
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40	7,500,000	9,453,000
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty,
5.375%, 8/01/36	3,130,000	3,486,163
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,715,033
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	5,068,001
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	2,179,183
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	10,189,500
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	11,363,276
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,007,600
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,841,613
Los Angeles County, Election of 2006, Refunding, BAM Insured, 5.00%, 8/01/43	5,000,000	5,462,000
Bay Area Toll Authority Toll Bridge Revenue, Series S-4, AGMC Insured, 5.125%, 4/01/48	20,000,000	22,581,800
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,
5.75%, 8/01/36	6,200,000	7,318,976
zero cpn., 8/01/40	11,000,000	3,556,960
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,973,471
Buckeye USD, GO, Election of 2006, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	10,705,000	11,000,351
California Health Facilities Financing Authority Revenue, Northern California Presbyterian Homes and
Services Inc., Refunding, 5.40%, 7/01/28	5,000,000	5,003,900
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	11,056,120
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A,
California Mortgage Insured,
5.875%, 5/15/29	2,895,000	3,173,007
6.125%, 5/15/39	5,830,000	6,340,125
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured,
5.00%, 8/01/32	10,000,000	11,036,600
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,618,850
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,408,775
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District,
Series A, NATL Insured, 5.125%, 4/01/31	880,000	886,301

franklintempleton.com	Semiannual Report | 23

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State Department of Water Resources Water System Revenue, Central Valley Project,
Series AD, AGMC Insured, Pre-Refunded, 5.00%, 12/01/26	$25,000	$25,493
California State Educational Facilities Authority Revenue, Stanford University,
Refunding, Series U-3, 5.00%, 6/01/43	16,245,000	22,082,966
Series U-4, 5.00%, 6/01/43	9,775,000	13,287,842
California State GO,
NATL Insured, 6.00%, 8/01/16	210,000	211,040
NATL Insured, 6.00%, 10/01/21	65,000	65,965
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,364,463
California State Health Facilities Financing Authority Revenue,
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,738,990
Community Development Program for Persons with Developmental Disabilities, Series A, California
Mortgage Insured, 6.25%, 2/01/26	5,000,000	6,221,700
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	795,000	797,369
Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32	2,000,000	2,001,500
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	16,052,850
California State Public School District Financing Authority Lease Revenue, Southern Kern USD,
Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	2,042,878
California State Public Works Board Lease Revenue, Department of Mental Health Hospital, Series A,
AMBAC Insured, 5.00%,
12/01/21	4,100,000	4,100,000
12/01/26	5,675,000	5,675,000
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,571,400
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	2,440,000	2,444,660
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	3,290,000	3,294,639
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,405,400
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%,
8/01/33	2,785,000	2,788,091
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	17,000,000	18,260,380
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	18,531,190
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	19,794,668
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/43	3,000,000	3,429,840
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	8,981,065
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	17,765,000	21,423,524
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,274,320
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,273,360
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,230,127
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	980,000	982,724
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	21,609,800
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,225,200
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,
10/01/34	14,000,000	15,580,040
10/01/41	3,880,000	4,184,464
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,070,980
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,782,597
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured,
5.00%, 8/01/50	3,850,000	4,198,926

24 | Semiannual Report franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Central USD, GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/29	$3,000,000	$3,507,750
5.625%, 8/01/33	3,500,000	4,077,990
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,792,260
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn.,
8/01/36	8,000,000	3,102,560
8/01/37	8,000,000	2,943,200
8/01/40	7,500,000	2,344,425
8/01/43	10,000,000	2,667,000
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/33	5,000,000	5,722,850
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,668,217
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,414,390
Colton Joint USD, GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	4,772,525
San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	10,665,000	12,074,593
Corona-Norco USD, GO,
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,025,472
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,816,119
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,965,498
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	3,343,733
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	6,080,000	4,175,926
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,467,720
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,591,325
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,708,748
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,502,501
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	4,029,445
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,826,809
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	11,260,900
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,949,696
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	8,061,294
Escondido UHSD, COP, AGMC Insured, 5.00%,
6/01/33	3,500,000	3,784,935
6/01/37	2,500,000	2,671,625
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,647,125
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL
Insured, 5.00%, 3/01/33	5,000,000	5,037,100
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	35,000,000	25,516,750
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	10,949,500
Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	26,877,874
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	66,991,930
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,688,177
Fowler USD, GO,
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	896,095
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	825,924
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,920,170

franklintempleton.com Semiannual Report | 25

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Franklin-McKinley School District GO, Santa Clara County,
Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	$5,280,000	$5,425,675
Election of 2010, Series C, BAM Insured, 5.00%, 8/01/44	5,000,000	5,566,700
Fresno USD, GO, Refunding, Series C, NATL Insured, 5.90%,
2/01/20	2,065,000	2,464,578
8/01/22	3,000,000	3,643,230
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A,
AGMC Insured, 5.00%, 9/01/31	2,500,000	2,730,900
Fullerton School District GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/23	3,030,000	2,379,520
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,001,100
Grossmont UHSD, GO,
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,894,076
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,609,690
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,514,462
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,095,080
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn.,
8/01/38	9,875,000	2,133,988
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,183,360
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,
5.125%, 10/01/32	1,690,000	1,916,477
5.25%, 10/01/39	7,590,000	8,552,791
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,
8/01/25	3,045,000	3,859,081
8/01/29	3,075,000	4,070,347
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,546,985
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,362,880
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,326,440
Kern High School District GO, AGMC Insured, ETM, 6.625%, 8/01/15	1,400,000	1,451,576
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,800,205
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%,
8/15/28	1,855,000	2,057,269
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%,
6/01/42	10,000,000	10,511,000
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,410,300
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn.,
8/01/45	11,540,000	2,925,505
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,
8/01/25	5,495,000	3,653,186
7/01/26	5,965,000	3,776,322
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,565,289
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,409,918
Live Oak School District COP, Assured Guaranty,
5.50%, 8/01/29	1,245,000	1,439,071
5.875%, 8/01/34	2,270,000	2,646,865
5.875%, 8/01/39	2,750,000	3,193,520
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,019,485

26 | Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment
Projects, Series A, AMBAC Insured, 5.00%,
8/01/25	$7,015,000	$7,015,351
8/01/31	3,135,000	3,086,313
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	30,000,000	33,899,100
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	495,000	495,441
Los Angeles USD, GO,
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,489,900
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,478,200
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,368,284
McFarland PFAR, Water and Wastewater Financing Projects, Series A, Assured Guaranty, 5.00%,
10/01/40	5,115,000	5,518,625
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41	7,500,000	8,168,250
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured,
5.60%, 3/01/19	2,460,000	2,469,471
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,971,782
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,774,075
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,335,717
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,775,043
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%,
7/01/23	3,200,000	4,091,360
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,996,458
Oceanside USD, GO, Capital Appreciation, Election of 2008,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,557,050
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	3,849,465
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	2,723,883
Paramount USD, GO,
County of Los Angeles, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,661,386
Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,076,481
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/22	1,900,000	1,487,472
8/01/23	1,985,000	1,496,988
8/01/24	2,075,000	1,472,026
8/01/25	2,170,000	1,466,790
8/01/26	2,265,000	1,466,973
Peralta Community College District GO,
Election of 2000, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/32	8,450,000	8,480,082
Election of 2006, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	6,000,000	6,659,100
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,610,000	3,612,383
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%,
9/01/34	4,000,000	4,455,360
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,547,650
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	11,275,005
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,400,960
Pomona USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,381,367
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,522,080

franklintempleton.com

Semiannual Report | 27

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Poway RDA Tax Allocation, Paguay Redevelopment Project,
AMBAC Insured, 5.00%, 12/15/25	$9,195,000	$9,200,057
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,225,601
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	24,000,000	27,465,600
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35	10,000,000	4,193,400
Ripon USD, GO, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to 8/01/18, 5.00%
thereafter, 8/01/42	3,020,000	2,730,986
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,913,004
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project,
Series R, NATL RE, FGIC Insured,
5.00%, 8/01/37	3,620,000	3,686,210
ETM, 5.00%, 8/01/37	1,380,000	1,465,312
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,460,250
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	295,000	296,056
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	18,517,162
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30	5,435,000	5,778,818
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn.,
5/01/22	28,405,000	19,372,778
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%,
1/01/39	8,500,000	9,700,880
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,685,030
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/26	6,000,000	6,016,920
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	3,530,000	2,299,266
2/01/27	1,850,000	1,171,735
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,704,044
San Joaquin Delta Community College District GO, Election of 2004,
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,556,939
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,215,220
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	533,775
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	4,654,983
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	8,894,095
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,410,000	3,413,819
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%,
8/01/31	15,470,000	15,965,813
San Juan USD, GO, Election of 2002, BHAC Insured, Pre-Refunded, 5.00%, 8/01/31	5,000,000	5,137,950
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	16,918,633
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	4,463,146
Sanger Financing Authority Wastewater Revenue, Fresno County, Subordinate, AGMC Insured, 5.00%,
6/15/35	2,360,000	2,655,307
6/15/43	3,225,000	3,563,464
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,260,094
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	10,461,955
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
5.125%, 2/01/41	11,545,000	12,392,980

28 | Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC
Insured, 6.00%, 7/02/15	$385,000	$395,946
Santee School District GO, Election of 2006,
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,502,941
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,110,500
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,734,890
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,
9/01/35	2,000,000	2,192,320
9/01/40	1,500,000	1,622,415
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	14,532,301
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	10,794,100
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured, zero cpn.,
8/01/28	2,340,000	1,211,605
8/01/29	2,440,000	1,191,623
8/01/30	2,550,000	1,171,266
8/01/31	2,660,000	1,156,621
Stanislaus USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,801,986
Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	4,151,638
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50%
thereafter, 12/01/37	15,000,000	17,490,750
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,
5.00%, 9/01/30	1,255,000	1,385,256
5.375%, 9/01/37	5,000,000	5,452,700
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured,
5.375%, 5/01/33	3,185,000	3,530,158
5.50%, 5/01/38	8,305,000	9,436,639
Tustin CRDA Tax Allocation, Housing, AGMC Insured,
5.00%, 9/01/30	2,125,000	2,340,900
5.25%, 9/01/39	3,250,000	3,544,483
Union Elementary School District GO, Capital Appreciation,
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,506,100
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	3,954,885
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	4,004,150
University of California Revenues, Limited Project, Series D, NATL RE, FGIC Insured, 5.00%,
5/15/37	6,460,000	6,861,424
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,739,410
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn. to 8/01/22, 6.125% thereafter,
8/01/34	1,000,000	846,410
Vista USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	7,150,000	4,662,444
2/01/27	4,795,000	3,051,442
Washington Township Health Care District Revenue, Refunding,
5.00%, 7/01/18	2,000,000	2,005,500
5.125%, 7/01/23	450,000	451,116
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	3,212,138
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,839,025
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B,
AGMC Insured, 6.50%, 8/01/41	4,000,000	4,860,960

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Semiannual Report | 29

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	$5,615,000	$6,164,877
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,087,740
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal
Water District Improvement, Assured Guaranty,
5.50%, 9/01/34	1,750,000	2,019,098
5.625%, 9/01/39	2,500,000	2,886,225
Wiseburn School District GO, Election of 2010,
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	10,841,447
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	11,490,100
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%,
10/01/29	4,435,000	4,787,582
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%,
8/01/32	5,000,000	5,598,550
Total Municipal Bonds (Cost $1,489,798,059) 94.8%		1,689,488,630
Other Assets, less Liabilities 5.2%		93,545,612
Net Assets 100.0%		$1,783,034,242

See Abbreviations on page 58.

30 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	December 31, 2014			Year Ended June 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.02	$11.73	$12.04	$11.30	$11.42	$10.87
Income from investment operations[a]:
Net investment income[b]	0.18	0.39	0.38	0.43	0.45	0.45
Net realized and unrealized gains
(losses)	0.17	0.28	(0.31)	0.74	(0.13)	0.55
Total from investment operations	0.35	0.67	0.07	1.17	0.32	1.00
Less distributions from net investment
income	(0.18)	(0.38)	(0.38)	(0.43)	(0.44)	(0.45)
Net asset value, end of period	$12.19	$12.02	$11.73	$12.04	$11.30	$11.42

Total return[c]	2.92%	5.81%	0.55%	10.53%	2.88%	9.36%

Ratios to average net assets[d]
Expenses	0.63%	0.63%	0.63%	0.64%	0.64%	0.66%
Net investment income	2.91%	3.28%	3.14%	3.63%	3.93%	3.95%

Supplemental data
Net assets, end of period (000’s)	$876,759	$853,496	$785,196	$741,604	$589,818	$669,838
Portfolio turnover rate	2.95%	15.62%	6.01%	9.95%	9.42%	12.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 31

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	December 31, 2014			Year Ended June 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.06	$11.77	$12.08	$11.33	$11.45	$10.89
Income from investment operations[a]:
Net investment income[b]	0.14	0.32	0.32	0.36	0.38	0.38
Net realized and unrealized gains
(losses)	0.18	0.28	(0.31)	0.76	(0.12)	0.57
Total from investment operations	0.32	0.60	0.01	1.12	0.26	0.95
Less distributions from net investment
income	(0.15)	(0.31)	(0.32)	(0.37)	(0.38)	(0.39)
Net asset value, end of period	$12.23	$12.06	$11.77	$12.08	$11.33	$11.45

Total return[c]	2.63%	5.22%	(0.01)%	9.89%	2.40%	8.83%

Ratios to average net assets[d]
Expenses	1.18%	1.18%	1.18%	1.19%	1.19%	1.21%
Net investment income	2.36%	2.73%	2.59%	3.08%	3.38%	3.40%

Supplemental data
Net assets, end of period (000’s)	$240,058	$219,197	$197,263	$173,557	$128,554	$111,795
Portfolio turnover rate	2.95%	15.62%	6.01%	9.95%	9.42%	12.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

32 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN CALIFORNIA TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	December 31, 2014			Year Ended June 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.04	$11.75	$12.07	$11.32	$11.44	$10.87
Income from investment operations[a]:
Net investment income[b]	0.18	0.40	0.40	0.44	0.46	0.46
Net realized and unrealized gains
(losses)	0.17	0.28	(0.32)	0.75	(0.13)	0.58
Total from investment operations	0.35	0.68	0.08	1.19	0.33	1.04
Less distributions from net investment
income	(0.18)	(0.39)	(0.40)	(0.44)	(0.45)	(0.47)
Net asset value, end of period	$12.21	$12.04	$11.75	$12.07	$11.32	$11.44

Total return[c]	2.97%	5.90%	0.56%	10.71%	2.98%	9.65%

Ratios to average net assets[d]
Expenses	0.53%	0.53%	0.53%	0.54%	0.54%	0.56%
Net investment income	3.01%	3.38%	3.24%	3.73%	4.03%	4.05%

Supplemental data
Net assets, end of period (000’s)	$373,296	$252,663	$218,524	$160,565	$95,447	$36,322
Portfolio turnover rate	2.95%	15.62%	6.01%	9.95%	9.42%	12.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 33

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2014 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 96.8%
California 93.4%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home of
California, Refunding, Series A, California Mortgage Insured, 5.00%,
4/01/23	$1,000,000	$1,191,570
4/01/24	1,000,000	1,181,740
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,218,500
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,461,423
Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,156,610
Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	958,555
Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	533,982
Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,157,880
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
Series A, AMBAC Insured, zero cpn., 10/01/17	10,000,000	9,560,400
Antelope Valley Community College District GO, Refunding, Series A, 5.00%, 8/01/25	4,210,000	5,096,794
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn.,
8/01/22	4,065,000	3,038,872
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	3,343,538
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE,
FGIC Insured, 5.00%, 11/01/21	1,080,000	1,161,961
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	18,219,900
Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,174,990
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,
9/01/26	1,000,000	1,030,800
9/01/28	2,000,000	2,061,440
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured, zero cpn.,
8/01/15	4,600,000	4,574,194
8/01/16	4,670,000	4,573,845
California Community College Financing Authority Lease Revenue, Coast Community College District,
Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,473,943
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project, Series A,
5.00%, 6/01/21	5,000,000	6,040,750
California State Department of Water Resources Power Supply Revenue,
Refunding, Series H, 5.00%, 5/01/22	7,400,000	8,353,564
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,644,300
Refunding, Series L, 5.00%, 5/01/22	12,000,000	14,254,320
Refunding, Series N, 5.00%, 5/01/21	10,845,000	13,103,363
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	11,464,188
California State Department of Water Resources Water System Revenue, Central Valley Project,
Refunding, Series AE, 5.00%, 12/01/26	140,000	157,784
Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,449,615
Refunding, Series AS, 5.00%, 12/01/24	10,000,000	12,652,000
Refunding, Series AS, 5.00%, 12/01/25	6,130,000	7,699,341
Refunding, Series AS, 5.00%, 12/01/26	22,500,000	28,123,425
Series AE, Pre-Refunded, 5.00%, 12/01/26	4,860,000	5,524,508
Series AM, 5.00%, 12/01/23	10,000,000	12,396,900
Series AM, 5.00%, 12/01/25	5,000,000	6,141,800
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,597,850
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	48,356,400
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,576,960

34 | Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO,
5.25%, 6/01/16	$515,000	$525,336
Refunding, 5.00%, 2/01/22	15,000,000	18,029,250
Refunding, 5.25%, 9/01/22	16,330,000	20,026,295
Refunding, 5.00%, 10/01/22	15,785,000	19,100,166
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	6,005,300
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,965,650
California State Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series K, Pre-Refunded, 5.125%, 7/01/22	9,250,000	9,473,572
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,078,680
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.00%, 2/01/24	2,000,000	2,470,520
Providence Health & Services, Series C, Pre-Refunded, 5.75%, 10/01/19	1,440,000	1,692,518
Providence Health & Services, Series C, Pre-Refunded, 6.00%, 10/01/20	1,500,000	1,776,765
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,224,036
California State Municipal Finance Authority COP, Community Hospitals of Central California,
5.00%, 2/01/18	4,390,000	4,885,587
5.00%, 2/01/19	3,860,000	4,386,465
5.00%, 2/01/20	1,600,000	1,784,016
5.00%, 2/01/21	1,600,000	1,775,424
Refunding, 5.00%, 2/01/17	4,025,000	4,363,422
Refunding, 5.00%, 2/01/19	2,590,000	2,771,248
California State Municipal Finance Authority Revenue,
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,130,000	1,319,173
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,810,785
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,242,929
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%,
12/01/27	3,990,000	4,360,352
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,904,450
Department of Corrections and Rehabilitation, Series J, Pre-Refunded, 5.00%, 1/01/21	3,000,000	3,142,710
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,329,863
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,759,640
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,918,536
Series A, 5.00%, 9/01/26	10,000,000	11,989,600
Series D, 5.00%, 9/01/26	6,835,000	8,194,892
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%,
11/01/25	4,725,000	5,624,687
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%,
11/01/26	1,000,000	1,189,900
Trustees of the California State University, Series D, 5.00%, 9/01/25	2,920,000	3,515,680
Trustees of the California State University, Series D, 5.00%, 9/01/26	4,650,000	5,594,973
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,766,530
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,429,608
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,416,734
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	17,046,525
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,770,700
Series A, 5.00%, 11/01/26	11,000,000	13,114,090

franklintempleton.com

Semiannual Report | 35

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	$10,000,000	$11,268,400
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,402,930
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/26	1,000,000	1,170,500
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/28	1,250,000	1,450,500
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,886,480
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	2,905,000	3,292,178
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,035,000	3,472,404
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,075,000	3,549,965
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	571,830
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,173,220
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,413,640
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,657,057
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,248,528
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	1,001,730
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,001,730
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	3,000,390
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%,
7/20/24	3,540,000	3,763,339
Carson RDA, Tax Allocation Housing, Series A, 5.00%,
10/01/22	1,975,000	2,199,261
10/01/23	2,135,000	2,370,256
10/01/24	2,245,000	2,479,894
10/01/25	1,700,000	1,865,648
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation,
AMBAC Insured, zero cpn., 8/01/22	10,445,000	8,564,273
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%,
9/02/24	970,000	970,805
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
5.00%, 8/01/24	6,715,000	8,094,597
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/17	5,235,000	5,102,555
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,401,864
Clovis Water Revenue, Refunding, BAM Insured, 5.00%,
3/01/26	2,620,000	3,041,610
3/01/27	1,000,000	1,156,970
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,411,372
Conejo Valley USD, GO, Election of 1998, Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,417,525
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%,
10/01/26	3,400,000	4,189,888
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,490,400
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,699,063
GO, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter,
8/01/25	4,645,000	4,041,196
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,823,961
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,151,390
Cupertino USD, GO, Santa Clara County,
Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,586,448
Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,850,430

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FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Cupertino USD, GO, Santa Clara County, (continued)
Election of 2012, Series B, 5.00%, 8/01/28	$1,000,000	$1,227,820
Refunding, 5.00%, 8/01/22	1,690,000	1,993,997
Desert Sands USD,
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,330,141
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,307,659
East Bay Municipal Utility District Wastewater System Revenue, Refunding, Series A, 5.00%,
6/01/25	2,845,000	3,597,161
6/01/26	3,650,000	4,662,948
6/01/27	1,500,000	1,934,835
6/01/29	1,000,000	1,306,450
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,
8/01/20	2,800,000	3,293,864
8/01/21	2,140,000	2,506,282
8/01/22	3,090,000	3,588,602
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,630,547
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/17	370,000	390,650
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,156,745
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,208,038
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,134,940
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,457,287
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,503,878
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,564,598
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	19,895,000	14,230,496
zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,712,500
zero cpn. to 1/15/24, 5.80% thereafter, 1/15/26	3,760,000	2,583,759
zero cpn. to 1/15/24, 5.90% thereafter, 1/15/27	6,395,000	4,405,196
Fullerthon School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A,
AGMC Insured, 5.00%,
9/01/27	1,000,000	1,114,260
9/01/28	1,040,000	1,151,457
Imperial Community College District GO, Refunding, AGMC Insured, 5.00%,
8/01/21	1,010,000	1,176,044
8/01/22	1,170,000	1,371,439
8/01/23	1,350,000	1,565,271
Irvine 1915 Act Special Assessment, Limited Obligation, Reassessment District No. 11-1, 5.00%,
9/02/26	500,000	516,290
Irvine USD Financing Authority Special Tax, Series A,
4.70%, 9/01/15	1,040,000	1,060,280
4.80%, 9/01/17	1,325,000	1,357,237
4.875%, 9/01/18	1,490,000	1,525,998
5.00%, 9/01/20	1,095,000	1,121,116
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,166,500
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,481,486
Refunding, Series A, 5.00%, 9/01/29	530,000	613,433
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,027,503
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,481,200

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Semiannual Report | 37

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	$1,300,000	$1,511,159
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.00%, 9/01/27	1,795,000	1,934,633
5.25%, 9/01/29	1,035,000	1,126,422
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 5.00%,
12/01/19	5,000,000	5,214,500
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,342,314
[a]Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	18,431,850
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A, 5.00%,
8/15/20	20,000,000	22,622,600
Los Angeles County MTA Proposition A First Tier Senior Sales Tax Revenue, Refunding, Series A,
5.00%, 7/01/26	6,315,000	7,803,130
Los Angeles County MTA Sales Tax Revenue,
Proposition C, Refunding, Series B, 5.00%, 7/01/23	5,000,000	6,030,350
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,769,300
Refunding, 5.00%, 7/01/27	6,630,000	8,160,536
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding,
Series A, 5.00%, 10/01/22	2,750,000	3,278,880
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,186,905
Refunding, Series C, 5.00%, 7/01/27	10,000,000	12,165,600
Series D, 5.00%, 7/01/26	2,600,000	3,187,756
Series D, 5.00%, 7/01/27	2,000,000	2,433,120
Series D, 5.00%, 7/01/28	2,550,000	3,078,233
Los Angeles GO, Judgement Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,373,765
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,534,567
GO, Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/21	5,975,000	6,381,838
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,419,786
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,405,461
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	6,036,550
GO, Series D, 5.00%, 7/01/27	3,410,000	3,917,920
GO, Series I, 5.00%, 7/01/18	5,000,000	5,700,150
Los Angeles Wastewater System Revenue, Subordinate, Refunding,
Series A, 5.00%, 6/01/27	9,145,000	11,021,645
Series B, 5.00%, 6/01/28	11,700,000	13,734,396
Manteca USD Special Tax, CFD No. 1989-2, Series B, AGMC Insured, 5.00%,
9/01/22	1,000,000	1,189,990
9/01/26	1,280,000	1,501,466
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put
11/15/16, FNMA Insured,
3.90%, 11/15/36	3,440,000	3,551,043
3.95%, 11/15/36	1,245,000	1,286,508
Martinez USD, GO, Election of 2010, Capital Appreciation, 5.375%, 8/01/26	5,000,000	6,135,400
Metropolitan Water District of Southern California Revenue, Refunding, Series E, 5.00%,
7/01/22	23,900,000	29,365,452
7/01/23	20,000,000	24,855,600
7/01/24	1,110,000	1,397,523
Metropolitan Water District of Southern California Water Revenue, Refunding, Series C, 5.00%,
10/01/26	8,010,000	9,634,588

38 | Semiannual Report

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FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,
8/01/18	$1,455,000	$1,350,924
8/01/19	1,480,000	1,324,748
Moreno Valley USD, GO, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	5,624,475
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%,
7/01/27	3,200,000	3,798,304
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A,
zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,004,420
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,
9/01/20	1,225,000	1,412,682
9/01/22	1,495,000	1,765,221
9/01/24	1,810,000	2,109,627
9/01/25	1,000,000	1,155,780
New Haven USD, GO, Capital Appreciation, Refunding, AGMC Insured, zero cpn.,
8/01/22	11,750,000	9,750,150
8/01/23	3,200,000	2,549,408
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,
5.00%, 7/01/23	2,000,000	2,307,300
5.25%, 7/01/24	2,000,000	2,319,500
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,578,752
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond
Refinancings, Refunding, Series A, 5.00%, 9/02/26	1,045,000	1,161,288
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A,
NATL Insured, 5.00%, 4/01/23	7,690,000	7,954,690
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University
Avenue Area Off-Street Parking AD, 5.00%,
9/02/28	1,000,000	1,119,880
9/02/29	1,280,000	1,425,178
Palo Verde Community College District COP, AMBAC Insured, 5.00%,
1/01/22	1,015,000	1,048,343
1/01/23	1,065,000	1,099,144
1/01/24	1,070,000	1,104,304
Perris UHSD Financing Authority Special Tax,
5.25%, 9/01/25	1,005,000	1,036,537
5.50%, 9/01/27	1,270,000	1,310,005
5.625%, 9/01/29	1,375,000	1,418,244
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%,
12/01/16	685,000	709,646
Poway USD, PFA Special Tax Revenue, BAM Insured, 5.00%,
10/01/31	1,700,000	1,973,700
10/01/32	1,850,000	2,127,815
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A,
5.00%,
7/01/16	1,420,000	1,494,706
7/01/21	1,695,000	1,831,888
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,003,290
The Regents of the University of California Revenue, General,
Series AM, 5.00%, 5/15/27	3,000,000	3,669,930
Series AM, 5.00%, 5/15/28	1,835,000	2,236,149
Series U, 5.00%, 5/15/19	4,060,000	4,716,908

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Semiannual Report | 39

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.00%,
8/01/19	$2,010,000	$2,289,008
8/01/20	2,315,000	2,604,954
8/01/21	2,050,000	2,290,629
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding,
Series A, 5.00%, 8/01/27	3,550,000	4,277,644
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC
Insured, 5.00%, 11/01/18	1,540,000	1,600,491
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	940,000	1,046,906
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,275,305
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,493,863
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.25%,
6/01/25	3,500,000	4,336,010
6/01/27	4,000,000	4,924,320
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,518,550
Sacramento County COP, Refunding,
5.375%, 2/01/23	3,400,000	3,696,990
5.50%, 2/01/25	3,770,000	4,106,397
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,420,340
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott
Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,741,528
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,686,300
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,708,800
San Bernardino County Transportation Authority Revenue, Sales Tax Revenue, Series A, 5.00%,
3/01/30	2,685,000	3,218,885
3/01/31	5,090,000	6,065,448
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A,
5.00%, 9/01/26	8,000,000	9,202,640
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,086,430
San Francisco BART District GO, Election of 2004, Series C, 5.00%,
8/01/27	2,640,000	3,216,708
8/01/28	3,500,000	4,243,260
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	6,066,289
Refunding, Second Series G, 5.00%, 5/01/23	4,970,000	5,821,858
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%,
4/01/24	8,400,000	9,495,024
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%,
6/15/19	2,610,000	3,012,018
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%,
6/01/24	10,275,000	11,394,256
San Francisco City and County RDA Successor Agency Tax Allocation, Mission Bay South
Redevelopment Project, Series A, 5.00%,
8/01/30	1,080,000	1,209,816
8/01/34	1,110,000	1,224,430

40 | Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	$1,000,000	$1,182,720
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,171,213
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,156,280
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,154,880
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,672,503
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,776,734
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,226,310
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	12,845,900
Capital Appreciation, Series A, Pre-Refunded, 5.60%, 1/15/16	3,000,000	3,034,110
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,268,000
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,917,800
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,306,240
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding,
Series A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,171,260
Sanger Financing Authority Wastewater Revenue, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	8,110,900
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/19	1,325,000	1,446,595
8/01/20	1,510,000	1,648,573
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%,
9/01/22	5,000,000	6,065,150
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,267,900
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue, Series A, 5.00%,
3/01/25	15,410,000	18,206,144
3/01/27	11,945,000	14,017,577
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,865,085
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/19	2,500,000	2,857,850
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding, Series A,
5.00%, 7/01/19	1,500,000	1,729,770
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%,
5/01/28	1,040,000	1,140,682
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,664,750
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,
9/01/24	1,000,000	1,132,690
9/01/25	1,000,000	1,120,350
University of California Revenues, General, Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,349,645
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,359,350
West Kern Community College District COP, AMBAC Insured,
5.00%, 11/01/20	1,015,000	1,109,497
5.00%, 11/01/21	1,065,000	1,164,769
5.00%, 11/01/22	1,115,000	1,219,888
5.125%, 11/01/23	1,170,000	1,282,016
5.125%, 11/01/24	1,230,000	1,346,579
Whittier UHSD, GO, Capital Appreciation, Refunding, zero cpn.,
8/01/24	7,755,000	5,311,555
8/01/26	10,045,000	6,015,951

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Semiannual Report | 41

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	$1,435,000	$1,661,874
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,
5.00%, 9/01/15	1,080,000	1,083,478
5.25%, 9/01/20	1,325,000	1,326,762
		1,392,055,045
U.S. Territories 3.4%
Guam 0.5%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,562,814
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,
10/01/21	2,000,000	2,356,980
10/01/22	2,000,000	2,407,340
		7,327,134
Puerto Rico 2.9%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,601,175
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,075,750
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,003,000
Series WW, 5.375%, 7/01/23	5,000,000	2,533,850
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	5,000,000	3,426,950
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/23	11,645,000	12,517,211
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
6.00%, 8/01/24	8,000,000	4,298,160
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24	10,000,000	8,195,700
		43,651,796
Total U.S. Territories		50,978,930
Total Municipal Bonds (Cost $1,349,349,031) 96.8%		1,443,033,975
Other Assets, less Liabilities 3.2%		47,079,138
Net Assets 100.0%		$1,490,113,113

See Abbreviations on page 58.

aSecurity purchased on a when-issued basis. See Note 1(b).

42 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights
Franklin California Tax-Exempt Money Fund
	Six Months Ended
	December 31, 2014		Year Ended June 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	—	—	—	—	—	(—)[a]
Net realized and unrealized gains
(losses)	—	—	(—)[a]	—	—	—
Total from investment operations	—	—	(—)[a]	—	—	(—)[a]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.53%	0.53%	0.53%	0.54%	0.54%	0.54%
Expenses net of waiver and payments by
affiliates	0.04%	0.05%	0.12%	0.12%	0.23%	0.24%
Net investment income (loss)	—%	—%	—%	—%	—%	(—)%[d]

Supplemental data
Net assets, end of period (000’s)	$622,274	$769,835	$628,480	$564,477	$563,474	$630,453

aAmount rounds to less than $0.001 per share.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dRounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 43

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2014 (unaudited)

Franklin California Tax-Exempt Money Fund
	Principal
	Amount	Value
Municipal Bonds 99.1%
California 99.1%
[a]California HFAR, MFH III, Refunding, Series F, Weekly VRDN and Put, 0.03%, 2/01/32	$6,075,000	$6,075,000
[a]California Infrastructure and Economic Development Bank Revenue,
American National Red Cross, Refunding, Weekly VRDN and Put, 0.02%, 9/01/34	4,300,000	4,300,000
Los Angeles Special Project, Series A, Weekly VRDN and Put, 0.04%, 7/01/33	6,200,000	6,200,000
[a]California PCFA, PCR,
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.01%, 4/01/17	18,800,000	18,800,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.01%, 11/01/26	9,200,000	9,200,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.01%, 11/01/26	13,700,000	13,700,000
California State Department of Water Resources Revenue, TECP, 0.05%, 2/04/15	5,253,000	5,253,000
[a]California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.02%, 10/01/15	7,490,000	7,490,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.02%, 10/01/17	7,000,000	7,000,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.03%,
10/01/36	1,100,000	1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.03%, 10/01/36	21,850,000	21,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.02%, 10/01/22	9,600,000	9,600,000
[a]California State GO,
Series A, Sub Series A-2, Daily VRDN and Put, 0.02%, 5/01/33	17,925,000	17,925,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.02%, 5/01/40	9,800,000	9,800,000
[a]California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Refunding, Series C, Weekly VRDN and Put, 0.03%,
11/01/38	5,800,000	5,800,000
Children’s Hospital of Orange County, Series D, Weekly VRDN and Put, 0.03%, 11/01/34	8,500,000	8,500,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.02%, 3/01/47	11,725,000	11,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.02%, 3/01/47	8,900,000	8,900,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.02%, 7/01/41	23,575,000	23,575,000
[a]California State HFAR,
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.04%, 4/01/43	6,325,000	6,325,000
MFH III, Series A, Weekly VRDN ad Put, 0.02%, 8/01/40	5,000,000	5,000,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone
Bonds,
Series A, Daily VRDN and Put, 0.01%, 11/01/35	1,500,000	1,500,000
Series B, Daily VRDN and Put, 0.01%, 11/01/35	22,000,000	22,000,000
California State RAN, 1.50%, 6/22/15	15,000,000	15,098,078
[a]California Statewide CDA Revenue, John Muir Health, Refunding, Series C, Daily VRDN and Put,
0.02%, 8/15/27	19,775,000	19,775,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN
and Put, 0.02%, 7/01/37	22,525,000	22,525,000
[a]East Bay MUD Water System Revenue, Refunding, Series A-1, Weekly VRDN and Put, 0.01%,
6/01/38	12,350,000	12,350,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.12%, 6/01/30	1,700,000	1,700,000
[a]Irvine 1915 Act Special Assessment, Limited Obligation Improvement,
AD No. 94-13, Daily VRDN and Put, 0.01%, 9/02/22	3,219,000	3,219,000
AD No. 94-15, Refunding, Daily VRDN and Put, 0.01%, 9/02/20	2,640,000	2,640,000
AD No. 97-16, Daily VRDN and Put, 0.01%, 9/02/22	4,800,000	4,800,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.01%, 10/01/41	18,640,000	18,640,000
[a]Los Angeles County Housing Authority MFHR,
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.03%, 12/01/32	6,400,000	6,400,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.05%, 4/15/28	9,500,000	9,500,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.05%,
4/15/28	9,425,000	9,425,000

44 | Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Exempt Money Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
[a]Los Angeles County MFMR, Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly
VRDN and Put, 0.04%, 4/01/31	$11,875,000	$11,875,000
Los Angeles County Revenue, TRAN, 1.50%, 6/30/15	5,000,000	5,033,972
[a]Los Angeles Department of Water and Power Revenue,
Power System, Water System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.03%,
7/01/35	6,100,000	6,100,000
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.02%, 7/01/34	10,700,000	10,700,000
Various, Series B, Sub Series B-3, Daily VRDN and Put, 0.01%, 7/01/34	11,950,000	11,950,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.01%, 7/01/35	16,400,000	16,400,000
Los Angeles Revenue, TRAN, 1.50%, 6/25/15	10,000,000	10,066,500
Los Angeles Wastewater System Revenue, TECP, Series A-1, 0.11%, 3/17/15	10,000,000	10,000,000
[a]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series D,
Weekly VRDN and Put, 0.03%, 7/01/35	17,900,000	17,900,000
[a]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN
and Put, 0.01%, 7/01/35	5,000,000	5,000,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.03%, 3/01/49	7,425,000	7,425,000
[a]Orange County Apartment Development Revenue, Park Ridge Villas, Issue 1, Refunding, FNMA
Insured, Weekly VRDN and Put, 0.05%, 11/15/28	9,100,000	9,100,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project,
Series CC, FNMA Insured, Weekly VRDN and Put, 0.02%, 12/01/27	4,045,000	4,045,000
[a]Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.04%,
8/15/28	23,000,000	23,000,000
[a]San Diego County Regional Transportation Commission Sales Tax Revenue,
Limited Tax, Refunding, Series A, Weekly VRDN and Put, 0.03%, 4/01/38	4,000,000	4,000,000
Refunding, Series D, Weekly VRDN and Put, 0.04%, 4/01/38	20,305,000	20,305,000
[a]San Francisco City and County Finance Corp. Revenue, Moscone Center, Refunding, Series 1,
Weekly VRDN and Put, 0.04%, 4/01/30	5,000,000	5,000,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement
Project, Series B, Weekly VRDN and Put, 0.04%, 11/15/25	19,000,000	19,000,000
[a]Santa Clara County MFHR, The Grove Garden Apartments, Refunding, Series A, Weekly VRDN and
Put, 0.06%, 2/15/27	2,200,000	2,200,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,
Series A, Weekly VRDN and Put, 0.02%, 6/01/26	16,035,000	16,035,000
Series C, Weekly VRDN and Put, 0.03%, 6/01/26	6,985,000	6,985,000
[a]Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and Put,
0.05%, 7/15/29	9,400,000	9,400,000
[a]University of California Revenues,
General, Refunding, Series A, Weekly VRDN and Put, 0.04%, 5/15/48	8,000,000	8,000,000
General, Series AL-1, Weekly VRDN and Put, 0.02%, 5/15/48	11,000,000	11,000,000
Regents, General, Refunding, Series AL-3, Weekly VRDN and Put, 0.04%, 5/15/48	5,000,000	5,000,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.05%, 4/01/27	3,730,000	3,730,000
Total Investments (Cost $616,940,550) 99.1%		616,940,550
Other Assets, less Liabilities 0.9%		5,333,577
Net Assets 100.0%		$622,274,127

See Abbreviations on page 58.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 45

FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
December 31, 2014 (unaudited)

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund
Assets:
Investments in securities:
Cost	$1,489,798,059	$1,349,349,031	$616,940,550
Value	$1,689,488,630	$1,443,033,975	$616,940,550
Cash	74,947,138	50,650,538	5,619,469
Receivables:
Capital shares sold	336,212	4,240,531	5,944,358
Interest	23,433,223	16,419,181	190,714
Other assets	159	108	—
Total assets	1,788,205,362	1,514,344,333	628,695,091
Liabilities:
Payables:
Investment securities purchased	—	18,343,500	—
Capital shares redeemed	2,511,239	3,914,804	6,389,111
Management fees	688,467	578,907	—
Distribution fees	437,205	399,411	—
Transfer agent fees	118,723	145,830	11,102
Distributions to shareholders	1,334,176	812,287	—
Accrued expenses and other liabilities	81,310	36,481	20,751
Total liabilities	5,171,120	24,231,220	6,420,964
Net assets, at value	$1,783,034,242	$1,490,113,113	$622,274,127
Net assets consist of:
Paid-in capital	$1,617,383,866	$1,416,542,488	$622,278,492
Undistributed net investment income	4,077,393	756,514	—
Net unrealized appreciation (depreciation)	199,690,571	93,684,944	—
Accumulated net realized gain (loss)	(38,117,588)	(20,870,833)	(4,365)
Net assets, at value	$1,783,034,242	$1,490,113,113	$622,274,127
Class A:
Net assets, at value	$1,534,634,360	$876,759,111	$622,274,127
Shares outstanding	117,141,617	71,936,563	622,239,891
Net asset value per share[a]	$13.10	$12.19	$1.00
Maximum offering price per share (net asset value per share ÷ 95.75%,
97.75% and 100%, respectively)	$13.68	$12.47	$1.00
Class C:
Net assets, at value	$198,669,190	$240,057,616
Shares outstanding	14,953,315	19,628,087
Net asset value and maximum offering price per share[a]	$13.29	$12.23
Advisor Class:
Net assets, at value	$49,730,692	$373,296,386
Shares outstanding	3,789,442	30,560,740
Net asset value and maximum offering price per share	$13.12	$12.21

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended December 31, 2014 (unaudited)

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund
Investment income:
Interest	$41,914,495	$25,022,766	$114,284
Expenses:
Management fees (Note 3a)	4,130,652	3,314,448	1,533,618
Distribution fees: (Note 3c)
Class A	704,635	429,124	—
Class C	655,395	746,278	—
Transfer agent fees: (Note 3e)
Class A	215,359	162,304	56,810
Class C	28,092	43,368	—
Advisor Class	6,780	61,481	—
Custodian fees	7,950	5,896	2,929
Reports to shareholders	23,801	24,373	7,980
Registration and filing fees	6,502	18,826	5,130
Professional fees	25,903	22,633	17,065
Trustees’ fees and expenses	21,750	13,279	7,455
Other	55,417	53,698	32,867
Total expenses	5,882,236	4,895,708	1,663,854
Expenses waived/paid by affiliates (Note 3f)	—	—	(1,549,570)
Net expenses	5,882,236	4,895,708	114,284
Net investment income	36,032,259	20,127,058	—
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	4,017,207	286,830	—
Net change in unrealized appreciation (depreciation) on investments	39,784,646	19,286,879	—
Net realized and unrealized gain (loss)	43,801,853	19,573,709	—
Net increase (decrease) in net assets resulting from operations	$79,834,112	$39,700,767	$—

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 47

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin California		Franklin California
	Insured		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	December 31, 2014	Year Ended	December 31, 2014	Year Ended
	(unaudited)	June 30, 2014	(unaudited)	June 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$36,032,259	$80,384,234	$20,127,058	$38,973,716
Net realized gain (loss) from investments	4,017,207	(20,976,628)	286,830	(8,735,435)
Net change in unrealized appreciation
(depreciation) on investments	39,784,646	77,602,518	19,286,879	38,761,316
Net increase (decrease) in net assets
resulting from operations	79,834,112	137,010,124	39,700,767	68,999,597
Distributions to shareholders from:
Net investment income:
Class A	(31,830,679)	(67,683,085)	(12,556,193)	(25,695,385)
Class C	(3,537,898)	(7,986,760)	(2,718,910)	(5,419,967)
Advisor Class	(1,022,429)	(2,162,579)	(4,918,391)	(7,076,343)
Total distributions to shareholders	(36,391,006)	(77,832,424)	(20,193,494)	(38,191,695)
Capital share transactions: (Note 2)
Class A	(45,983,344)	(285,386,020)	11,446,732	48,059,078
Class C	(8,127,189)	(73,679,279)	17,683,794	16,750,665
Advisor Class	2,114,494	(17,076,695)	116,119,161	28,756,066
Total capital share transactions	(51,996,039)	(376,141,994)	145,249,687	93,565,809
Net increase (decrease) in net assets	(8,552,933)	(316,964,294)	164,756,960	124,373,711
Net assets:
Beginning of period	1,791,587,175	2,108,551,469	1,325,356,153	1,200,982,442
End of period	$1,783,034,242	$1,791,587,175	$1,490,113,113	$1,325,356,153
Undistributed net investment income included in
net assets:
End of period	$4,077,393	$4,436,140	$756,514	$822,949

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FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin California
	Tax-Exempt Money Fund
	Six Months Ended
	December 31, 2014	Year Ended
	(unaudited)	June 30, 2014
Increase (decrease) in net assets:
Net investment income from operations	$—	$—
Capital share transactions (Note 2)	(147,560,800)	141,354,537
Net increase (decrease) in net assets	(147,560,800)	141,354,537
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	769,834,927	628,480,390
End of period	$622,274,127	$769,834,927

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 49

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A
Franklin California Tax-Exempt Money Fund

Class A, Class C & Advisor Class
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value.

In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

franklintempleton.com Semiannual Report | 51

FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At December 31, 2014, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds’ shares were as follows:

	Franklin California		Franklin California
	Insured		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended December 31, 2014
Shares sold	204,271	$2,652,956	8,582,542	$103,957,843
Shares issued in reinvestment of distributions	1,899,859	24,627,111	812,436	9,849,711
Shares redeemed	(5,669,265)	(73,263,411)	(8,469,053)	(102,360,822)
Net increase (decrease)	(3,565,135)	$(45,983,344)	925,925	$11,446,732
Year ended June 30, 2014
Shares sold	280,922	$3,462,988	23,502,446	$275,365,841
Shares issued in reinvestment of distributions	4,234,911	52,258,735	1,697,525	19,976,610
Shares redeemed	(27,900,930)	(341,107,743)	(21,137,476)	(247,283,373)
Net increase (decrease)	(23,385,097)	$(285,386,020)	4,062,495	$48,059,078
Class C Shares:
Six Months ended December 31, 2014
Shares sold	20,771	$273,027	2,548,514	$30,970,630
Shares issued in reinvestment of distributions	215,087	2,827,033	162,555	1,977,413
Shares redeemed	(856,117)	(11,227,249)	(1,257,428)	(15,264,249)
Net increase (decrease)	(620,259)	$(8,127,189)	1,453,641	$17,683,794
Year ended June 30, 2014
Shares sold	103,909	$1,283,108	5,679,308	$66,786,308
Shares issued in reinvestment of distributions	511,948	6,398,119	324,365	3,829,850
Shares redeemed	(6,581,440)	(81,360,506)	(4,591,511)	(53,865,493)
Net increase (decrease)	(5,965,583)	$(73,679,279)	1,412,162	$16,750,665
Advisor Class Shares:
Six Months ended December 31, 2014
Shares sold	559,648	$7,227,717	11,763,428	$142,556,078
Shares issued in reinvestment of distributions	60,303	783,074	292,767	3,559,348
Shares redeemed	(456,524)	(5,896,297)	(2,472,406)	(29,996,265)
Net increase (decrease)	163,427	$2,114,494	9,583,789	$116,119,161
Year ended June 30, 2014
Shares sold	951,336	$11,770,027	11,004,760	$129,546,311
Shares issued in reinvestment of distributions	135,076	1,667,140	378,193	4,463,084
Shares redeemed	(2,492,413)	(30,513,862)	(9,001,091)	(105,253,329)
Net increase (decrease)	(1,406,001)	$(17,076,695)	2,381,862	$28,756,066

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California
Tax-Exempt
Money Fund
Amount

Class A Shares:
Six Months ended December 31, 2014
Shares sold	$121,640,486
Shares redeemed	(269,201,286)
Net increase (decrease)	$(147,560,800)
Year ended June 30, 2014
Shares sold	$392,944,653
Shares redeemed	(251,590,116)
Net increase (decrease)	$141,354,537

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Distribution Fees

The Board for Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the funds’ Class A reimbursement distribution plans, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the funds’ Class C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term
	Income Fund	Tax-Free Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%
Compensation Plans:
Class C	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$1,385	$64,183	$—
CDSC retained	$—	$18,220	$7,424

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended December 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund

Transfer agent fees	$94,284	$73,378	$35,019

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Waiver and Expense Reimbursements

In efforts to prevent a negative yield for Franklin California Tax-Exempt Money Fund, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the fund and if necessary, make a capital infusion into the fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the fund will be able to avoid a negative yield.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At June 30, 2014, the capital loss carryforwards were as follows:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund
Capital loss carryforwards subject to expiration:
2015	$—	$1,083,972	$—
2016	—	154,257	2,546
2017	1,446,203	5,166,158	—
2018	—	1,396,013	—
2019	7,062,310	2,006,118	—
Capital loss carryforwards not subject to expiration:
Short term	26,109,274	6,803,894	1,819
Long term	7,517,008	4,547,251	—
Total capital loss carryforwards	$42,134,795	$21,157,663	$4,365

At December 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term	Tax-Exempt
	Income Fund	Tax-Free Income Fund	Money Fund
Cost of investments	$1,488,979,044	$1,348,988,822	$616,940,550

Unrealized appreciation	$200,557,899	$104,556,886	$—
Unrealized depreciation	(48,313)	(10,511,733)	—
Net unrealized appreciation (depreciation)	$200,509,586	$94,045,153	$—

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2014, were as follows:

	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term
	Income Fund	Tax-Free Income Fund

Purchases	$19,286,500	$202,566,520
Sales	$133,974,808	$39,755,468

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Shareholder Concentrations

Franklin California Tax-Exempt Money Fund has a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At December 31, 2014, the fund had two affiliated shareholders, one holding 67.30% and the other holding 5.97% of the Fund’s outstanding shares.

7. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

Franklin California Insured Tax-Free Income Fund and Franklin Intermediate-Term Tax-Free Income Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 13, 2015, the Borrowers renewed the Global Credit Facility for a total of $2 billion, which matures on February 12, 2016.

Under the terms of the Global Credit Facility, the funds shall, in addition to interest charged on any borrowings made by the funds and other costs incurred by the funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended December 31, 2014, the funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments range from nine months to two years.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed.

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
1915 Act	Improvement Bond Act of 1915	MF	Multi-Family
ABAG	The Association of Bay Area Governments	MFH	Multi-Family Housing
AD	Assessment District	MFHR	Multi-Family Housing Revenue
AGMC	Assured Guaranty Municipal Corp.	MFMR	Multi-Family Mortgage Revenue
AMBAC	American Municipal Bond Assurance Corp.	MFR	Multi-Family Revenue
BAM	Build America Mutual Assurance Co.	MTA	Metropolitan Transit Authority
BART	Bay Area Rapid Transit	MUD	Municipal Utility District
BHAC	Berkshire Hathaway Assurance Corp.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	NATL RE	National Public Financial Guarantee Corp. Reinsured
CFD	Community Facilities District	PBA	Public Building Authority
COP	Certificate of Participation	PCFA	Pollution Control Financing Authority
CRDA	Community Redevelopment Authority/Agency	PCR	Pollution Control Revenue
ETM	Escrow to Maturity	PFA	Public Financing Authority
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FHA	Federal Housing Authority/Agency	RAN	Revenue Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.	RDA	Redevelopment Agency/Authority
FICO	Financing Corp.	SFMR	Single Family Mortgage Revenue
FNMA	Federal National Mortgage Association	TECP	Tax-Exempt Commercial Paper
GNMA	Government National Mortgage Association	TRAN	Tax and Revenue Anticipation Note
GO	General Obligation	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance

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FRANKLIN CALIFORNIA TAX-FREE TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2015